Basis of Presentation	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Basis of Presentation
Basis of Presentation

a)	Basis of Measurement and Statement of Compliance
The consolidated financial statements have been prepared by management on a historical cost basis with some exceptions, as detailed in the accounting policies set out below in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). These accounting policies have been applied consistently for all periods presented in these consolidated financial statements.
These consolidated financial statements were approved and signed by the Chair of the Audit Committee and the Chief Executive Officer on February 25, 2019 having been duly authorized to do so by the Board of Directors.
Certain prior years’ amounts have been reclassified to conform with current presentation.
b)    Principles of Consolidation
The consolidated financial statements include the accounts of Husky Energy Inc. and its subsidiaries. Subsidiaries are defined as any entities, including unincorporated entities such as partnerships, for which the Company has the power to govern their financial and operating policies to obtain benefits from their activities. The Company’s accounts reflect the proportionate share of the assets, liabilities, revenues, expenses and cash flows from the Company’s activities that are conducted jointly with third parties. Intercompany balances, net earnings and unrealized gains and losses arising from intercompany transactions are eliminated in preparing the consolidated financial statements. A portion of the Company’s activities relate to joint ventures (see Note 11), which are accounted for using the equity method.

c)	Use of Estimates, Judgments and Assumptions
The timely preparation of the consolidated financial statements requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingencies, if any, as at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from these estimates, judgments and assumptions.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and on a prospective basis. By their nature, estimates are subject to measurement uncertainty and changes in such estimates in future years could require a material change in the consolidated financial statements. These underlying assumptions are based on historical experience and other factors that management believes to be reasonable under the circumstances, and are subject to change as new events occur, as more industry experience is acquired, as additional information is obtained, and as the Company’s operating environment changes. Specifically, amounts recorded for depletion, depreciation, amortization and impairment, recoveries from insurance claims, asset retirement obligations, assets and liabilities measured at fair value, employee future benefits, income taxes and reserves and contingencies are based on estimates.
Management makes judgments regarding the application of IFRS for each accounting policy. Critical judgments that have the most significant effect on the amounts recognized in the consolidated financial statements include determination of technical feasibility and commercial viability, impairment assessments, the determination of cash generating units (“CGUs”), changes in reserves estimates, the determination of a joint arrangement, the designation of the Company’s functional currency and the fair value of related party transactions.
Significant estimates, judgments and assumptions made by management in the preparation of these consolidated financial statements are outlined in detail in Note 3.

d)	Functional and Presentation Currency
The consolidated financial statements are presented in Canadian dollars, which is the Company’s functional currency. All financial information is presented in millions of Canadian dollars, except per share amounts and unless otherwise stated.
The designation of the Company’s functional currency is a management judgment based on the currency of the primary economic environment in which the Company operates.